Reporting Entity	6 Months Ended
Jun. 30, 2021
Reporting entity
Reporting entity

1.     Reporting entity

Affimed N.V. is a Dutch company with limited liability (naamloze vennootschap) and has its corporate seat in Amsterdam, the Netherlands.

The condensed interim consolidated financial statements are comprised of Affimed N.V., and its controlled (and wholly owned) subsidiaries Affimed GmbH, Heidelberg, Germany, AbCheck s.r.o., Plzen, Czech Republic, Affimed Inc., Delaware, USA and AbCheck Inc., Delaware, USA (collectively “Affimed”, the “Company“ or the “Group”).

Affimed is a clinical-stage biopharmaceutical company focused on discovering and developing highly targeted cancer immunotherapies. The Group’s product candidates are developed in the field of immuno-oncology, which represents an innovative approach to cancer treatment that seeks to harness the body’s own immune defenses to fight tumor cells. Affimed has its own research and development programs, strategic collaborations and service contracts, where the Group is performing research services for third parties.